CTIVP® – T. Rowe Price Large Cap Value Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – T. Rowe Price Large Cap Value Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.0%
Issuer	Shares	Value ($)
Communication Services 2.9%
Entertainment 0.7%
Walt Disney Co. (The)	140,082	13,474,487
Media 2.2%
Comcast Corp., Class A	402,541	16,814,138
News Corp., Class A	858,894	22,872,347
Total		39,686,485
Total Communication Services		53,160,972
Consumer Discretionary 1.4%
Broadline Retail 0.2%
Kohl’s Corp.	199,828	4,216,371
Hotels, Restaurants & Leisure 1.2%
Las Vegas Sands Corp.	421,213	21,203,862
Total Consumer Discretionary		25,420,233
Consumer Staples 10.9%
Beverages 0.8%
Coca-Cola Co. (The)	214,375	15,404,988
Consumer Staples Distribution & Retail 1.7%
Walmart, Inc.	383,979	31,006,304
Food Products 1.4%
ConAgra Foods, Inc.	453,891	14,760,535
Tyson Foods, Inc., Class A	189,180	11,267,561
Total		26,028,096
Household Products 2.6%
Colgate-Palmolive Co.	243,928	25,322,166
Kimberly-Clark Corp.	165,070	23,486,159
Total		48,808,325
Personal Care Products 2.6%
Kenvue, Inc.	2,048,456	47,380,787
Tobacco 1.8%
Philip Morris International, Inc.	274,742	33,353,679
Total Consumer Staples		201,982,179
Energy 8.6%
Energy Equipment & Services 0.7%
Schlumberger NV	303,000	12,710,850
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 7.9%
ConocoPhillips Co.	284,221	29,922,787
EOG Resources, Inc.	97,680	12,007,802
EQT Corp.	491,000	17,990,240
Exxon Mobil Corp.	288,779	33,850,674
Suncor Energy, Inc.	465,869	17,199,884
TotalEnergies SE, ADR	368,945	23,841,226
Williams Companies, Inc. (The)	287,000	13,101,550
Total		147,914,163
Total Energy		160,625,013
Financials 20.5%
Banks 8.0%
Bank of America Corp.	993,525	39,423,072
Citigroup, Inc.	333,443	20,873,532
Fifth Third Bancorp	298,879	12,803,977
Huntington Bancshares, Inc.	1,223,913	17,991,521
U.S. Bancorp	388,284	17,756,227
Wells Fargo & Co.	708,434	40,019,437
Total		148,867,766
Capital Markets 1.5%
Charles Schwab Corp. (The)	445,162	28,850,949
Financial Services 3.5%
Equitable Holdings, Inc.	572,926	24,080,080
Fiserv, Inc.(a)	226,065	40,612,577
Total		64,692,657
Insurance 7.5%
American International Group, Inc.	406,985	29,803,511
Chubb Ltd.	181,436	52,324,328
Hartford Financial Services Group, Inc. (The)	366,378	43,089,717
MetLife, Inc.	167,000	13,774,160
Total		138,991,716
Total Financials		381,403,088
Health Care 17.4%
Biotechnology 0.5%
Biogen, Inc.(a)	50,000	9,692,000

CTIVP® – T. Rowe Price Large Cap Value Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 4.5%
Baxter International, Inc.	507,309	19,262,522
Becton Dickinson & Co.	142,748	34,416,543
Zimmer Biomet Holdings, Inc.	273,125	29,483,844
Total		83,162,909
Health Care Providers & Services 6.4%
Cigna Group (The)	45,493	15,760,595
CVS Health Corp.	287,734	18,092,714
Elevance Health, Inc.	88,793	46,172,360
UnitedHealth Group, Inc.	66,215	38,714,586
Total		118,740,255
Life Sciences Tools & Services 1.5%
Thermo Fisher Scientific, Inc.	46,000	28,454,220
Pharmaceuticals 4.5%
AstraZeneca PLC, ADR	131,000	10,206,210
Bristol-Myers Squibb Co.	219,001	11,331,112
Johnson & Johnson	264,195	42,815,442
Sanofi SA, ADR	163,000	9,393,690
Viatris, Inc.	843,000	9,787,230
Total		83,533,684
Total Health Care		323,583,068
Industrials 16.0%
Aerospace & Defense 4.2%
Boeing Co. (The)(a)	44,262	6,729,595
General Electric Co.	152,005	28,665,103
L3Harris Technologies, Inc.	177,489	42,219,308
Total		77,614,006
Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B	135,820	18,517,699
Electrical Equipment 1.5%
GE Vernova, Inc.(a)	44,908	11,450,642
Rockwell Automation, Inc.	62,112	16,674,587
Total		28,125,229
Ground Transportation 2.2%
Norfolk Southern Corp.	108,470	26,954,795
Union Pacific Corp.	56,907	14,026,437
Total		40,981,232
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 2.9%
Honeywell International, Inc.	117,161	24,218,350
Siemens AG, ADR	301,422	30,481,300
Total		54,699,650
Machinery 3.6%
AGCO Corp.	37,924	3,711,243
Cummins, Inc.	83,817	27,139,107
Stanley Black & Decker, Inc.	324,680	35,757,008
Total		66,607,358
Passenger Airlines 0.6%
Southwest Airlines Co.	342,865	10,159,090
Total Industrials		296,704,264
Information Technology 7.6%
Electronic Equipment, Instruments & Components 1.2%
TE Connectivity PLC	144,000	21,742,560
IT Services 1.3%
Accenture PLC, Class A	68,150	24,089,662
Semiconductors & Semiconductor Equipment 3.4%
Intel Corp.	302,724	7,101,905
Micron Technology, Inc.	168,439	17,468,809
QUALCOMM, Inc.	146,380	24,891,919
Texas Instruments, Inc.	65,653	13,561,940
Total		63,024,573
Software 0.8%
Microsoft Corp.	36,233	15,591,060
Technology Hardware, Storage & Peripherals 0.9%
Western Digital Corp.(a)	255,531	17,450,212
Total Information Technology		141,898,067
Materials 2.7%
Chemicals 1.6%
CF Industries Holdings, Inc.	226,127	19,401,696
RPM International, Inc.	78,936	9,551,256
Total		28,952,952
Containers & Packaging 1.1%
International Paper Co.	433,334	21,168,366
Total Materials		50,121,318
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 4.8%
Industrial REITs 1.1%
Rexford Industrial Realty, Inc.	388,102	19,525,412
Residential REITs 1.9%
AvalonBay Communities, Inc.	156,546	35,261,986
Specialized REITs 1.8%
Weyerhaeuser Co.	1,003,723	33,986,061
Total Real Estate		88,773,459
Utilities 5.2%
Electric Utilities 1.8%
Southern Co. (The)	383,675	34,599,811
Multi-Utilities 3.4%
Ameren Corp.	330,811	28,932,730
Dominion Energy, Inc.	263,026	15,200,273
Sempra	221,100	18,490,593
Total		62,623,596
Total Utilities		97,223,407
Total Common Stocks (Cost $1,487,657,805)		1,820,895,068

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(b),(c)	35,583,931	35,580,373
Total Money Market Funds (Cost $35,577,178)		35,580,373
Total Investments in Securities (Cost: $1,523,234,983)		1,856,475,441
Other Assets & Liabilities, Net		970,495
Net Assets		1,857,445,936
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	24,438,517	165,577,294	(154,438,012)	2,574	35,580,373	270	875,395	35,583,931
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

CTIVP® – T. Rowe Price Large Cap Value Fund  | 2024

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